Holisto Investment and Acquisition - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2024
Business Combination, Recognized Asset Acquired to Liability Assumed, Excess (Less), and Goodwill [Abstract]
Goodwill	€ 13,797		€ 0
Holisto Limited
Business Combination, Recognized Asset Acquired to Liability Assumed, Excess (Less), and Goodwill [Abstract]
Cash and cash equivalents		€ 7,272
Restricted cash		51
Short term deposits		21,677
Accounts receivable		8,689
Prepaid expenses and other current assets		3,590
Deferred tax assets		1,794
Other long term assets		393
Goodwill		14,192
Intangible assets, net		31,445
Total Assets		89,103
Accounts payable		(5,952)
Advances from travelers		(46,186)
Deferred revenue		(3,251)
Other liabilities		(1,479)
Net assets acquired		€ 32,235